UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	1.37%	1.58%
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 5,049,238	$ 5,112,561
Grupo Aval's maximum exposure	5,049,238	5,112,561
Unconsolidated structured entities [member] | Trade receivables [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	29,567	25,183
Unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	5,019,671	5,087,378
Securitisation vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities		7,385
Grupo Aval's maximum exposure		7,385
Securitisation vehicles [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities		7,385
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	5,049,238	5,105,176
Grupo Aval's maximum exposure	5,049,238	5,105,176
Managed funds [member] | Trade receivables [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	29,567	25,183
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval's interests in the unconsolidated structured entities	$ 5,019,671	$ 5,079,993